SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2011
SHORT-TERM LOAN [Abstract]
SHORT-TERM LOAN

NOTE 7         -    SHORT-TERM LOAN

In September 2008, the Company entered into a short term secured loan agreement with an institutional investor. According to the loan agreement, the lender agreed to extend to the company a loan of $3,500 at the first stage ("First Loan") and, at the request of the Company, an additional loan of up to $4,500 ("Second Loan"). On December 31, 2008, the Loan Agreement was amended such that, among other things, the Second Loan will be provided in two tranches of $2,250 each.

The key terms of the loan agreement were as follows:

•	The outstanding principal amount (including the Second Loan) is due and payable in one payment 12 months after the first closing;
•	The outstanding principal amount will accrue interest at an annual rate of 10% payable, in cash or ordinary shares, at the Company's election, on a quarterly basis;
•	The loan may be prepaid by the Company at any time and is subject to a mandatory prepayment upon a change of control; and
•	The loan is secured by a first priority fixed charge on all of the Company's intellectual property and a first priority floating charge on all of its other assets.

The transaction documents contain customary representations, warranties and covenants, including various limitations on, among other things, the Company's ability to incur additional debt or sell the collateral, without the consent of the lender.

In addition, in consideration for the First Loan, the Company issued to the lender five-year warrants to purchase up to a total of 200.000 ordinary shares at exercise prices per share of $0.1 (for 100,000 warrants) and $5 (for the balance), post split.  In consideration for the first tranche of the Second Loan, the Company issued to the lender  five-year warrants to purchase up to a total of 1,100,000 ordinary shares at exercise prices per share of $0.01 (for 935,000 warrants) and $0.50 (for the balance), subject to adjustments.

Under the agreement, the Company received in September 2008 a loan in the amount of $3,500 ("First Loan") offset by issuance expenses in the amount of $313. The Company allocated the amount received between the loan and the warrants. In accordance with ASC 470-20 the Company allocated to the warrants $1,838, which was equal to the estimated fair value of the warrants using the Black Scholes Option Pricing Model obtained from the "OV" function on Bloomberg L.P with the following assumptions: risk free interest rate of 1.59%; dividend yield of zero; expected volatility of 85.75%; and an expected life of five years. The remaining amount was attributed to the loan. As a result a discount was attributed to the loan at the amount equal to the amount that was attributed to the warrants. The loan discount amortized by using the effective interest method through the schedule of the loan as of September 2009. For the year ended December 31, 2009, the Company recorded $1,419 of financial expenses related to the amortization of the loan discount.

In January  2009 the company received half of the Second Loan at the amount of $2,250 ("Second Loan") offset by issuance expenses in the amount of $169. The Company allocated the amount received between the loan and the warrants. In accordance with ASC 470-20 (formerly known as APB 14), the Company allocated to the warrants $123, which was equal to the estimated fair value of the warrants using the Black Scholes Option Pricing Model obtained from the "OV" function on Bloomberg L.P with the following assumptions: risk free interest rate of 4%; dividend yield of zero; expected volatility of 178.5%; and an expected life of five years. The remaining amount was attributed to the loan. As a result a discount was attributed to the loan at the amount equal to the amount that was attributed to the warrants. The loan discount amortized by using the effective interest method through the payment of the loan as of September 2009. For the year ended December 31, 2009, the Company recorded $123 of financial expenses related to the amortization of the loan discount.

On September 6, 2009, the Company entered into a second amendment to the Loan Agreement (the "Second Amendment"), whereby the maturity date was extended from September 9, 2009 to March 9, 2010. As part of the Second Amendment, the Company immediately repaid the Lender $2,000 out of the outstanding $5,750 million. The Company also agreed that in the event of a fundamental transaction (such as the contemplated sale to Lantiq described in Note 1), the repayment amount will be $4,312.

Pursuant to the Second Amendment, the exercise price of 1,165,000 warrants that were previously issued to the lender was adjusted from $0.50 to $0.03 per share.

On December 30, 2009, the Company entered into a third amendment to the Loan Agreement (the "Third Amendment"), that became effective on January 5, 2010, whereby the repayment of the $4,312 originally due upon the closing of the Lantiq transaction will be reduced to $4,100 and repaid as follows: $3,750 at closing, which occurred on February 15, 2010, $300 in December 15, 2010 and $50 cancelled accordingly to the new agreement.

The second and third amendment was accounted as an extinguishment. The difference between the carring value and the principal amount agreed under the third amendment was recognized in earnings. As of December 31, 2010 no loan was outstanding.

In accordance with ASC 815-10 the warrants were recorded on the balance sheet as derivative liability and carried at fair value, due to the fact that in certain circumstances the warrants may be paid off in cash at the lender's discretion. Gains and losses resulting from changes in the fair values of the warrants are recorded in financial expenses, net on the consolidated statement of operations. For the year ended December 31, 2010, the Company recorded $118 of financial expenses related to the increase in the fair value of these warrants.

In 2009, 1,835,000 warrants were exercised for 1,835,000 shares of common stock for a total of $18.

In 2008, 100,000 warrants were exercised for 100,000 shares of common stock for a total of $1.

The issuance of the Warrants contemplated in the Loan Agreement, triggered the adjustment of the exercise price of the warrants issued in August 2007 (see Note 9A).  According to this adjustment the warrants issued originally with $8 per share, was adjusted to $6.5 per share according to the original terms of the warrants.

In 2010 all warrants were exercised or expired and no warrants are outstanding as of December 31, 2011.